Document and Entity Information	6 Months Ended
Feb. 28, 2015
Document And Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Document Period End Date	Feb. 28, 2015
Trading Symbol	ELRN
Entity Registrant Name	Greenwood Hall, Inc.
Entity Central Index Key	0001557644
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company